Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of loss before income taxes	oss before income taxes consists of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(490,025)	(261,306)	(251,578)	(35,434)
Non-PRC	150,454	(284,474)	(386,072)	(54,376)
Total	(339,571)	(545,780)	(637,650)	(89,810)

Schedule of current and deferred portions of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses (benefits)	12,713	(12,208)	850	120
Deferred income tax (benefits) expenses	920	(12,881)	(44,631)	(6,286)
Income tax expenses (benefits)	13,633	(25,089)	(43,781)	(6,166)

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(339,571)	(545,780)	(637,650)	(89,810)
Income tax benefits computed at the PRC statutory tax rate of 25%	(84,894)	(136,445)	(159,413)	(22,453)
Effect of different tax rates in different jurisdictions	(16,764)	49,280	84,086	11,843
Effect of tax holiday and preferential tax rates	44,909	4,908	2,981	420
Research and development super-deduction	(12,660)	(9,361)	(8,749)	(1,232)
Non-taxable income(i)	(25,713)	(2,809)	(5,488)	(773)
Non-deductible expenses(ii)	8,614	1,783	21,538	3,034
Effect of change in tax rate	(12,327)	(106,824)	3,080	434
Outside basis difference on investment	63	(3,800)	(33,413)	(4,706)
Changes in uncertain tax position	(9,453)	(11,903)	(4,183)	(589)
Withholding tax and others	27,977	(4,345)	22,683	3,194
Changes in valuation allowance	93,881	194,427	33,097	4,662
Income tax expenses (benefits)	13,633	(25,089)	(43,781)	(6,166)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	411,544	708,815	99,835
Equity investment loss	157,319	185,553	26,135
Allowance for credit losses	36,089	35,983	5,068
Intangible assets and accrued expenses	8,687	7,906	1,114
Share-based compensation	263	235	33
Others	33,129	42,474	5,981
Valuation allowance	(617,264)	(786,853)	(110,826)
Deferred tax assets	29,767	194,113	27,340
Deferred tax liabilities:
Outside basis difference on investment	55,770	23,403	3,296
Equity method investment and unrealized gains	1,813	1,112	157
Right-of-use asset and others	8,617	4,498	633
Intangible assets acquired from business acquisition	-	31,137	4,386
Deferred tax liabilities	66,200	60,150	8,472

	As of December 31,
	2023
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	188,503	26,550
Deferred tax liabilities	54,540	7,682

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2022, and 2023, the Group’s total deferred tax assets before valuation allowances were RMB647,031 and RMB980,966 (US$138,166), respectively. As of December 31, 2022 and 2023, the Group recorded valuation allowances of RMB617,264 and RMB786,853 (US$110,826), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2022	2023
	RMB	RMB	US$
Balance at January 1	(422,837)	(617,264)	(86,940)
Additions(1)	(205,800)	(215,340)	(30,330)
Decreases	11,373	45,751	6,444
Balance at December 31	(617,264)	(786,853)	(110,826)

(1) RMB 136,492 (US$19,224) of which was from the business combination as set out in Note3.

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2022	2023
	RMB	RMB	US$
Balance at January 1	177,526	172,557	24,304
Additions based on tax positions related to current year	588	3,086	435
Reversal based on tax positions related to prior years	(17,643)	(9,651)	(1,359)
Foreign exchange translation adjustments	12,086	2,424	341
Balance at December 31	172,557	168,416	23,721